Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of potential shares from outstanding warrants
Number of potential shares from outstanding warrants	2021	2020
As of January 1	5,766,093	4,250,687
Number of warrants cancelled/forfeited during the year	(304,968)	(357,594)
Number of warrants granted during the year	3,456,500	1,873,000
As of December 31	8,917,625	5,766,093

Schedule of outstanding warrants and their exercise price
		Warrants	Weighted average exercise price (€)	Potential shares from exercise of warrants	Weighted average exercise price per potential share (€)
	Granted in 2020	1,873,000	0.81	1,873,000	0.81
Outstanding 31	December 2020	5,766,093	1.74	5,766,093	1 74
	Granted in 2021	3,456,500	1.37	3,456,500	1.37
Outstanding 31	December 2021	8,917,625	1.53	8,917,625	1.53
Exercisable at 31	December 2021	3,093,499	2.08	3,093,499	2.08

Schedule of the outstanding potential shares from warrants
Category	2021	2020
Executive Director	2,950,000	1,950,000
Non-Executive Directors	272,000	272,000
Management team (excluding the Executive Director)	2,938,000	1,738,000
Other employees, consultants, and former service providers	2,757,625	1,806,093
Total outstanding at December 31	8,917,625	5,766,093

Schedule of share-based compensation expense recognized in the statement of comprehensive income
Thousands of $ Years ended December 31	2021	2020	2019
Share-based compensation	1,222	1,295	872
Cumulated Share-based compensation	10,607	9,385	8,090

Schedule of fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology
	Number of warrants granted						Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	expected dividend Yield	Expected stock price volatility	Risk-free interest rate	to Belgian benef.	to other benef.
15-Mar-12	75,000	120,000	€1.72	-	67.74%	3.43%	78.57	60.56
15-Aug-12	12,000	24,000	€1.52	-	54.50%	2.57%	73.54	61.54
14-Sep-12	-	85,000	€1.65	-	55.58%	2.59%	72.56	60.56
01-Dec-12	-	10,000	€2.19	-	57.13%	2.19%	75.98	57.99
01-Jan-13	65,000	107,000	€2.00	-	57.13%	2.09%	80.97	62.92
01-May-13	-	15,000	€2.13	-	49.75%	1.93%	77.03	58.98
31-May-13	12,000	18,000	€2.05	-	49.62%	2.22%	76.04	57.99
12-Mar-14	76,000	177,000	€3.60	-	47.75%	2.24%	72.69	54.67
01-Apr-14	-	12,000	€4.32	-	48.82%	2.21%	72.03	54.02
30-May-14	18,000	18,000	€4.25	-	48.68%	1.86%	70.09	52.08
23-Jun-14	12,000	12,000	€4.13	-	48.12%	1.78%	75.32	63.29
9-Feb-15	60,000	95,000	€4.49	-	46.75%	0.62%	79.73	61.71
29-May-15	20,000	30,000	€4.91	-	46.52%	0.81%	64.14	52.11
1-Oct-15	-	83,000	€4.20	-	48.99%	0.90%	72.03	54.02
1-Dec-15	-	18,000	€3.89	-	51.18%	0.85%	70.03	52.01
1-Feb-16	-	10,000	€4.13	-	51.18%	0.85%	67.99	49.97
4-Feb-16	50,000	134,000	€3.78	-	52.49%	0.72%	67.89	49.87
2-Apr-16	-	52,000	€3.62	-	53.40%	0.58%	65.33	53.33
29-May-16	30,000	40,000	€4.13	-	51.85%	0.54%	64.11	52.11
22-Jan-16	-	20,000	€3.83	-	52.81%	0.86%	68.32	56.32
1-Dec-16	-	22,000	€4.65	-	54.16%	0.75%	57.99	39.98
1-Jan-17	-	19,000	€4.56	-	53.84%	0.73%	56.98	50.96
1-Apr-17	-	18,000	€5.41	-	51.80%	0.81%	54.02	48.00
11-Apr-17	20,000	200,000	€5.35	-	51.83%	0.72%	65.68	47.67
29-Jul-17	-	10,000	€4.72	-	50.95%	0.87%	50.10	44.05
1-Sep-17	-	34,000	€4.92	-	48.08%	0.71%	60.99	42.97
2-Nov-17	-	99,000	€4.61	-	45.23%	0.66%	52.93	40.90
20-Jun-17	30,000	30,000	€4.97	-	51,57%	0.59%	81.40	63.39
01-Apr-18	-	42,000	€3,77	-	46.08%	0.76%	54.02	42.02
01-Jun-18	50,000	30,000	€4,97	-	46.15%	0.77%	52.01	40.01
01-Jun-18	-	8,000	€3,66	-	44.04%	0.73%	48.99	36.99
05-Dec-18	-	20,000	€1,73	-	57.56%	0.79%	45.86	33.86
24-Jan-19	-	191,000	€1,64	-	67.56%	0.77%	62.24	50.20
16-May-19	-	1,508,000	€1,49	-	75.78%	0.38%	58.55	46.52
01-Nov-19	-	8,000	€1,01	-	82.15%	0.00%	64.99	46.98
01-Dec-19	-	12,000	€1,02	-	81.95%	0.00%	64.01	45.99
01-Jan-20	-	6,000	€1,02	-	81.00%	0.00%	62.99	50.99
01-Feb-20	-	2,000	€0,98	-	80.26%	0.00%	61.97	49.67
01-Mar-20	-	4,000	€0,89	-	80.59%	0.00%	61.02	49.02
01-Jun-20	-	6,000	€0,85	-	86.64%	0.00%	57.99	45.99
01-Oct-20	-	2,000	€0,80	-	85.20%	0.00%	53.95	35.97
15-Jul-20	-	225,000	€0,80	-	85.89%	0.00%	56.51	38.53
01-Jul-19	60,000	20,000	€1,28	-	78.70%	0.07%	69.01	51.02
24-Jul-19	-	980,000	€1,24	-	78.64%	0.00%	68.25	50.27
15-Jul-20	-	1,598,000	€0,80	-	85.89%	0.00%	56.52	38.53
30-Jul-20	20,000	-	€1,28	-	87.02%	0.00%	56.02	38.04
01-Oct-20	-	10,000	€1,28	-	85.20%	0.00%	53.95	35.97
01-Mar-21	-	2,000	€1.08	-	65.06%	0.00%	48.99	31.00
03-May-21	-	8,000	€1.16	-	64.59%	0.01%	46.92	28.93
01-Jun-21	-	4,000	€1.18	-	65.82%	0.01%	45.96	27.98
27-Jul-21	-	30,000	€1.36	-	63.36%	0.00%	44.12	26.14
27-Jul-21	-	202,500	€1.36	-	63.36%	0.00%	44.12	26.14
24-Nov-21	-	40,000	€1.05	-	60.78%	0.14%	49.25	37.25
03-Jul-21	-	2,570,000	€1.38	-	63.10%	0.04%	44.91	26.93
07-Jul-21	-	600,000	€1.39	-	63.11%	0.00%	44.78	26.79